DEBT	12 Months Ended
Dec. 31, 2017
DEBT

NOTE 9 – DEBT

The Company’s long-term and other debt as of December 31, 2017 and 2016 consisted of the following:

	As of December 31, 2017	As of December 31, 2016
Trilogy LLC 2022 Notes	$350,000	$—
Trilogy LLC 2019 Notes	—	450,000
New Zealand Senior Facilities Agreement due 2019	136,859	133,101
Bolivian Syndicated Loan due 2021	20,655	23,158
Bolivian Bank Loan due 2022	7,000	—
Other	3,127	3,385

	517,641	609,644
Less: unamortized discount	(3,499)	(3,931)
Less: deferred financing costs	(6,890)	(5,766)

Total debt	507,252	599,947
Less: current portion of debt	(10,705)	(8,796)

Total long-term debt	$496,547	$591,151

As of December 31, 2017, the future maturities of long-term and other debt, excluding unamortized debt discounts and deferred financing costs, consisted of the following:

Years ending December 31,
2018	$10,705
2019	140,559
2020	8,882
2021	5,297
2022	351,830
Thereafter	368

Total	$517,641

Trilogy LLC 2019 Notes:

On April 26, 2016, Trilogy LLC entered into a purchase agreement with Deutsche Bank Securities Inc. (the “Initial Purchaser”) pursuant to which Trilogy LLC agreed to issue and sell to the Initial Purchaser $450 million aggregate principal amount of senior secured notes due 2019 (the “Trilogy LLC 2019 Notes”), in an offering to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and to non-U.S. persons in offshore transactions in reliance on Regulation S under the Securities Act. The sale of the Trilogy LLC 2019 Notes was funded on May 6, 2016. The Trilogy LLC 2019 Notes bore interest at a rate of 13.375% per year, payable semi-annually on May 15 and November 15 of each year, commencing November 15, 2016.

In February 2017, Trilogy LLC repurchased $18.2 million of the Trilogy LLC 2019 Notes and paid accrued interest of $0.7 million in connection with the repurchase. Trilogy LLC recognized a $0.5 million premium in interest expense on the Consolidated Statements of Operations for the year ended December 31, 2017 related to the repurchase.

Trilogy LLC 2022 Notes:

On May 2, 2017, Trilogy LLC closed a private offering of $350 million aggregate principal amount of its senior secured notes due 2022 (the “Trilogy LLC 2022 Notes”). The Trilogy LLC 2022 Notes were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act, and to non-U.S. persons in offshore transactions in reliance on Regulation S under the Securities Act.

Trilogy LLC applied the proceeds of this offering together with cash on hand to redeem and discharge all of the outstanding Trilogy LLC 2019 Notes and pay fees and expenses of $9.1 million related to the offering.

The refinancing of the Trilogy LLC 2019 Notes was analyzed and accounted for on a lender-by-lender basis under the syndicated debt model in accordance with the applicable accounting guidance for evaluating modifications, extinguishments and new issuances of debt. Accordingly, of the $9.1 million in fees and expenses related to the Trilogy LLC 2022 Notes offering, $4.8 million was recorded as a deferred financing cost and is included as a reduction within Long-term debt on the Consolidated Balance Sheet. The remaining $4.3 million of fees paid to third parties in connection with the refinancing was expensed in the second quarter of 2017. The unamortized balance of the deferred financing costs associated with the Trilogy LLC 2022 Notes is amortized to Interest expense using the effective interest method over the term of the Trilogy LLC 2022 Notes.

Additionally, as a result of the refinancing, $2.4 million of unamortized deferred financing costs and unamortized discount previously outstanding was expensed to Debt modification and extinguishment costs in the Consolidated Statement of Operations during the second quarter of 2017.

The Trilogy LLC 2022 Notes bear interest at a rate of 8.875% per annum and were issued at 99.506%. Interest on the Trilogy LLC 2022 Notes is payable semi-annually in arrears on May 1 and November 1, beginning November 1, 2017 with interest accruing from May 2, 2017. No principal payments are due until maturity on May 1, 2022.

Trilogy LLC has the option of redeeming the Trilogy LLC 2022 Notes, in whole or in part, upon not less than 30 days’ and not more than 60 days’ prior notice as follows:

•	Prior to May 1, 2019, at 100%, plus a “make whole” premium

•	On or after May 1, 2019 but prior to May 1, 2020, at 104.438%

•	On or after May 1, 2020 but prior to May 1, 2021, at 102.219%

•	On or after May 1, 2021 at 100%

On or prior to May 1, 2019, Trilogy LLC may redeem up to 35% of the principal amount of the Trilogy LLC 2022 Notes at 108.875% plus accrued and unpaid interest on the notes being redeemed with the net cash proceeds of a public equity offering, provided that at least 65% of the original principal amount of the Trilogy LLC 2022 Notes remains outstanding immediately after the redemption.

The Trilogy LLC 2022 Notes are guaranteed by certain of Trilogy LLC’s domestic subsidiaries and are secured by a first-priority lien on the equity interests of such guarantors and a pledge of any intercompany indebtedness owed to Trilogy LLC or any such guarantor by 2degrees or any of 2degrees’ subsidiaries and certain third party indebtedness owed to Trilogy LLC by any minority shareholder in 2degrees. As of the issue date of the Trilogy LLC 2022 Notes and as of December 31, 2017, there was no such indebtedness outstanding.

Senior Facilities Agreement:

In June 2013, 2degrees entered into a Senior Facilities Agreement (as amended, the “Senior Facilities Agreement”) with Bank of New Zealand (“BNZ”), pursuant to which BNZ agreed to provide financing of up to $150 million NZD, such availability to be based in part upon 2degrees’ EBITDA (as defined in the Senior Facilities Agreement) for the prior twelve months. In March 2014, additional financial institutions (together with BNZ, the “Banks”) provided commitments under the Senior Facilities Agreement, which increased the amount of potential financing to $165 million NZD. In January 2015, the Senior Facilities Agreement was amended to include an additional commitment to fund 2degrees’ capital expenditures in the amount of $20 million NZD, provided that until 2degrees’ then outstanding credit facility (the “Huawei Loan”) with Huawei Technologies (New Zealand) Company Limited (“Huawei”) was repaid in full, all such capital expenditures were required to be incurred with Huawei or any of its related entities. The Huawei Loan was fully repaid in May 2015. With this additional commitment, the total commitment increased to $185 million NZD.

In August 2015, 2degrees entered into an agreement with the Banks to refinance the $185 million NZD facility and provide an additional commitment of $15 million NZD for a total of $200 million NZD of potential financing ($142.0 million based on the exchange rate at December 31, 2017). Separate facilities are provided under this agreement to repay the existing outstanding balance and fund 2degrees’ capital expenditures ($185 million NZD) and to fund 2degrees’ working capital requirements ($15 million NZD). As of December 31, 2017, the $185 million NZD ($131.4 million based on the exchange rate at December 31, 2017) facility was fully drawn-down, and $7.7 million NZD ($5.5 million based on the exchange rate at December 31, 2017) was drawn on the $15 million NZD working capital facility. The borrowings and repayments for these facilities, including the recurring activity to fund working capital requirements, are included separately as Proceeds from debt and Payments of debt within Net cash provided by financing activities in the Consolidated Statements of Cash Flows.

The debt under the Senior Facilities Agreement accrues interest payable quarterly at a rate ranging from 1.15% to 2.05% (depending upon 2degrees’ senior leverage ratio at that time) plus the New Zealand Bank Bill Reference Rate (“BKBM”). Additionally, a line fee of between 0.75% and 1.35% (depending upon 2degrees’ senior leverage ratio at that time) calculated on the total committed financing under the Senior Facilities Agreement (both drawn and undrawn) is also payable quarterly. The Senior Facilities Agreement original maturity date was June 30, 2018. In July 2017, 2degrees entered into an agreement with the Banks to extend the term of the facility from June 30, 2018 to January 5, 2019. The extension of the maturity date of the Senior Facilities Agreement was accounted for as a modification in accordance with the applicable accounting guidance. The total fees paid in connection with the modification were not significant and were expensed during the third quarter of 2017.

In addition, once a year, beginning on January 1, 2016, for a period of not less than five consecutive days, 2degrees must reduce the outstanding balance of the $15 million NZD facility used to fund its working capital requirements to zero. Such zero balance reduction must take place at least six months after the most recent prior zero balance reduction. As of December 31, 2017, the line fee rate was 0.75%. The effective interest rate (weighted average interest rate plus line fee) on the combined balance of the facilities outstanding as of December 31, 2017 and December 31, 2016 was 4.06% and 4.68%, respectively.

The Senior Facilities Agreement contains certain financial covenants requiring 2degrees to:

•	maintain a total interest coverage ratio (as defined in the Senior Facilities Agreement) of not less than 3.0 times;

•	maintain a senior leverage ratio (as defined in the Senior Facilities Agreement) of not greater than 3.0 times; and

•	not exceed 110% of the agreed to annual capital expenditures (as defined in the Senior Facilities Agreement) in any financial year.

The Senior Facilities Agreement also contains other customary representations, warranties, covenants and events of default. The Senior Facilities Agreement is secured (in favor of an independent security trustee) by substantially all of the assets of 2degrees.

Bolivian Syndicated Loan:

In April 2016, NuevaTel entered into a $25 million debt facility (the “Bolivian Syndicated Loan”) with a consortium of Bolivian banks. The net proceeds were used to fully repay the then outstanding balance of the previously outstanding loan agreement and the remaining proceeds were used for capital expenditures. The Bolivian Syndicated Loan is required to be repaid in predetermined quarterly installments which commenced in 2016 and will end in 2021, with 10% of the principal amount to be repaid during each of the first two years of the Bolivian Syndicated Loan and 26.67% of the principal amount to be repaid during each of the final three years. Interest on the Bolivian Syndicated Loan accrues at a fixed rate of 7.0% for the first 12 months and thereafter at a variable rate of 5.5% plus Tasa de Referencia. Interest is payable on a quarterly basis. At December 31, 2017, the interest rate was 8.79%. The outstanding balance of the current and long-term portion of the Bolivian Syndicated Loan was $4.0 million and $16.7 million, respectively, as of December 31, 2017.

The Bolivian Syndicated Loan agreement contains certain financial covenants requiring NuevaTel to maintain:

•	an indebtedness ratio (as defined in the Bolivian Syndicated Loan agreement) of not greater than 2.15 times;

•	a debt coverage ratio (as defined in the Bolivian Syndicated Loan agreement) of not less than 1.25 times;

•	a current ratio (as defined in the Bolivian Syndicated Loan agreement) of not less than 0.65 times; and

•	a structural debt ratio (as defined in the Bolivian Syndicated Loan agreement) of not higher than 3.0 times.

Substantially all of NuevaTel’s assets are pledged as collateral to secure the Bolivian Syndicated Loan.

Bolivian Bank Loan:

In December 2017, NuevaTel entered into a $7.0 million debt facility (the “Bolivian Bank Loan”) with Banco BISA S.A. which is a Bolivian bank included as a lender in the Bolivian Syndicated Loan to fund capital expenditures. The Bolivian Bank Loan is required to be repaid in quarterly installments commencing in 2019 through 2022, with 25% of the principal amount to be repaid each year. Interest on the Bolivian Bank Loan accrues at a fixed rate of 6.0% and is payable quarterly. No portion of the Bolivian Bank Loan was current and the long-term portion was $7.0 million as of December 31, 2017.

The Bolivian Bank Loan agreement contains no financial covenants and NuevaTel has not pledged any collateral to secure the Bolivian Bank Loan.

Covenants:

As of December 31, 2017, the Company was in compliance with all of its debt covenants.

Interest Cost Incurred:

Consolidated interest cost incurred and expensed, prior to capitalization of interest, was $60.8 million, $70.7 million and $63.4 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Supplemental Cash Flow Disclosure:

	Years Ended December 31,
	2017	2016	2015
Interest paid, net of capitalized interest	$61,598	$73,067	$56,469

Deferred Financing Costs:

Deferred financing costs represent incremental direct costs of debt financing and are included in Long-term debt. As of December 31, 2017 and 2016, the balances were $6.9 million and $5.8 million, respectively. These costs are amortized using the effective interest method over the term of the related credit facilities. Amortization of deferred financing costs is included in interest expense and totaled $2.6 million, $3.3 million and $4.5 million for the years ended December 31, 2017, 2016 and 2015, respectively.